Average Annual Total Returns{- Fidelity® SAI U.S. Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity® SAI U.S. Low Volatility Index Fund	Fidelity® SAI U.S. Low Volatility Index Fund Return Before Taxes Past 1 year	Fidelity® SAI U.S. Low Volatility Index Fund Return Before Taxes Past 5 years	Fidelity® SAI U.S. Low Volatility Index Fund Return Before Taxes Since Inception		Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions Past 1 year	Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions Past 5 years	Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions Since Inception		Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions and Sales Since Inception		IXYQM Past 1 year	IXYQM Past 5 years	IXYQM Since Inception	IXYXN Past 1 year	IXYXN Past 5 years	IXYXN Since Inception
Total	9.85%	13.35%	12.36%	[1]	9.51%	12.58%	11.61%	[1]	6.07%	10.54%	9.77%	[1]	9.90%		[1]	9.90%	13.47%	12.50%	[1]

[1]	(a)From May 29, 2015